UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Fundamental InvestorsSM
Investment portfolio

September 30, 2006

unaudited

Common stocks — 91.14%	Shares	Market value (000)

ENERGY — 13.75%
Suncor Energy Inc.	17,917,553	$1,285,735
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	421,057
Chevron Corp.	5,085,674	329,857
Norsk Hydro ASA	10,840,000	242,384
Norsk Hydro ASA (ADR)	3,500,000	78,785
Baker Hughes Inc.	4,193,000	285,963
OAO LUKOIL (ADR)	3,200,000	241,600
CONSOL Energy Inc.[1]	7,400,000	234,802
Murphy Oil Corp.	4,343,636	206,540
Exxon Mobil Corp.	3,000,000	201,300
Devon Energy Corp.	3,000,000	189,450
Occidental Petroleum Corp.	2,734,244	131,544
Smith International, Inc.	3,325,000	129,010
Halliburton Co.	4,460,000	126,887
Schlumberger Ltd.	2,000,000	124,060
Imperial Oil Ltd.	3,608,739	121,002
Quicksilver Resources Inc.[2]	2,555,000	81,504
Shell Canada Ltd.	2,538,600	71,217
ConocoPhillips	1,153,413	68,663
Marathon Oil Corp.	875,000	67,287
Oil & Natural Gas Corp. Ltd.	2,425,000	61,968
National Oilwell Varco Inc.[2]	900,000	52,695
Massey Energy Co.	2,011,700	42,125
Cameco Corp.	1,000,000	36,447
Talisman Energy Inc.	2,200,000	36,036
CNX Gas Corp.[1,2]	287,500	6,661
		4,874,579

INDUSTRIALS — 11.74%
Deere & Co.	5,660,000	474,931
Union Pacific Corp.	4,200,000	369,600
Caterpillar Inc.	5,400,000	355,320
Boeing Co.	4,000,000	315,400
General Electric Co.	8,850,000	312,405
General Dynamics Corp.	3,545,800	254,127
Deutsche Post AG	8,945,000	234,896
Parker Hannifin Corp.	2,800,000	217,644
Northrop Grumman Corp.	3,014,483	205,196
Emerson Electric Co.	2,200,000	184,492
Mitsubishi Corp.	7,245,800	136,227
Raytheon Co.	2,832,732	135,999
Tyco International Ltd.	4,500,000	125,955
Mitsubishi Heavy Industries, Ltd.	26,155,000	108,315
American Standard Inc.	2,332,300	97,887
United Technologies Corp.	1,500,000	95,025
Illinois Tool Works Inc.	1,676,000	75,252
Kingspan Group PLC	3,500,000	72,152
Waste Management, Inc.	1,800,000	66,024
United Parcel Service, Inc., Class B	900,000	64,746
Burlington Northern Santa Fe Corp.	800,000	58,752
Avery Dennison Corp.	966,400	58,148
Fastenal Co.	1,100,000	42,427
Allied Waste Industries, Inc.[2]	2,500,000	28,175
Southwest Airlines Co.	1,500,000	24,990
Bombardier Inc., Class B2	7,500,000	23,423
Lockheed Martin Corp.	248,200	21,360
		4,158,868

INFORMATION TECHNOLOGY — 11.36%
Microsoft Corp.	31,950,000	873,193
Oracle Corp.[2]	35,000,000	620,900
Texas Instruments Inc.	11,383,024	378,486
Motorola, Inc.	11,556,080	288,902
Nokia Corp. (ADR)	8,437,000	166,125
Nokia Corp.	4,338,000	86,180
International Business Machines Corp.	3,000,000	245,820
Applied Materials, Inc.	12,200,000	216,306
Google Inc., Class A2	410,000	164,779
Intersil Corp., Class A	6,225,000	152,824
Agilent Technologies, Inc.[2]	4,229,100	138,249
Linear Technology Corp.	3,900,000	121,368
Sun Microsystems, Inc.[2]	24,000,000	119,280
ASML Holding NV2	2,500,000	58,482
Microchip Technology Inc.	1,797,222	58,266
Sabre Holdings Corp., Class A	2,345,304	54,857
Maxim Integrated Products, Inc.	1,750,000	49,122
Ceridian Corp.[2]	1,900,000	42,484
Corning Inc.[2]	1,520,000	37,103
Hewlett-Packard Co.	1,000,000	36,690
CDW Corp.	545,000	33,616
Yahoo! Inc.[2]	1,000,000	25,280
Murata Manufacturing Co., Ltd.	300,000	20,833
Electronic Data Systems Corp.	800,000	19,616
Automatic Data Processing, Inc.	400,000	18,936
		4,027,697

FINANCIALS — 11.16%
Citigroup Inc.	8,505,000	422,443
Allied Irish Banks, PLC	14,540,000	387,354
Washington Mutual, Inc.	8,580,000	372,973
Fannie Mae	4,717,800	263,772
Freddie Mac	3,525,000	233,813
Bank of Ireland	11,765,000	230,145
Irish Life & Permanent PLC	7,000,000	175,473
AMP Ltd.	25,000,202	166,732
Berkshire Hathaway Inc., Class A2	1,650	158,070
Equity Residential	3,000,000	151,740
Willis Group Holdings Ltd.	3,100,000	117,800
Wells Fargo & Co.	3,240,000	117,223
CapitalSource Inc.	4,500,954	116,215
Mitsubishi Estate Co., Ltd.	3,750,000	81,936
Bank of America Corp.	1,436,800	76,969
J.P. Morgan Chase & Co.	1,550,000	72,788
Marshall & Ilsley Corp.	1,490,000	71,788
Commerce Bancorp, Inc.	1,900,000	69,749
American International Group, Inc.	950,000	62,947
Aon Corp.	1,767,400	59,862
AFLAC Inc.	1,300,000	59,488
St. George Bank Ltd.	2,450,279	55,276
Zions Bancorporation	650,000	51,876
Marsh & McLennan Companies, Inc.	1,770,000	49,826
Suruga Bank Ltd.	3,700,000	46,250
Cathay Financial Holding Co., Ltd. (GDR)	2,189,630	44,012
Commerzbank U.S. Finance, Inc.	1,290,000	43,449
Old Republic International Corp.	1,859,900	41,197
Cullen/Frost Bankers, Inc.	703,800	40,694
City National Corp.	600,000	40,236
Mellon Financial Corp.	1,000,000	39,100
Genworth Financial, Inc., Class A	935,000	32,734
		3,953,930

HEALTH CARE — 10.49%
Roche Holding AG	3,535,000	611,463
Eli Lilly and Co.	7,570,000	431,490
Merck & Co., Inc.	8,800,000	368,720
Abbott Laboratories	6,310,000	306,414
Bristol-Myers Squibb Co.	9,550,000	237,986
Schering-Plough Corp.	9,500,000	209,855
Sanofi-Aventis	2,192,600	195,264
AstraZeneca PLC (Sweden)	1,500,000	93,528
AstraZeneca PLC (ADR)	890,600	55,662
WellPoint, Inc.[2]	1,690,000	130,214
Wyeth	2,400,000	122,016
Amgen Inc.[2]	1,700,000	121,601
Medtronic, Inc.	2,563,300	119,040
McKesson Corp.	1,700,000	89,624
Forest Laboratories, Inc.[2]	1,700,000	86,037
CIGNA Corp.	725,000	84,332
Patterson Companies, Inc.[2]	2,450,000	82,344
Aetna Inc.	1,960,000	77,518
Medco Health Solutions, Inc.[2]	1,263,000	75,919
C. R. Bard, Inc.	950,900	71,318
MedImmune, Inc.[2]	1,800,000	52,578
Sepracor Inc.[2]	1,000,000	48,440
Novo Nordisk A/S, Class B	640,000	47,594
		3,718,957

MATERIALS — 8.32%
BHP Billiton Ltd.	15,995,030	305,825
Alcoa Inc.	9,173,800	257,233
International Paper Co.	6,416,000	222,186
Weyerhaeuser Co.	3,383,000	208,156
Freeport-McMoRan Copper & Gold Inc., Class B	3,500,000	186,410
Bayer AG	3,600,000	183,592
Mosaic Co.[2]	10,500,000	177,450
E.I. du Pont de Nemours and Co.	4,000,000	171,360
Dow Chemical Co.	4,000,000	155,920
Rio Tinto PLC	3,066,709	145,025
Potash Corp. of Saskatchewan Inc.	1,318,400	137,364
Sealed Air Corp.	2,441,000	132,107
Inco Ltd.	1,632,300	124,496
PPG Industries, Inc.	1,500,000	100,620
Rohm and Haas Co.	2,000,000	94,700
CRH PLC	1,937,629	65,459
Temple-Inland Inc.	1,500,000	60,150
Barrick Gold Corp.	1,501,495	46,126
USX Corp.	650,000	37,492
Lyondell Chemical Co.	1,450,000	36,786
Phelps Dodge Corp.	400,000	33,880
UPM-Kymmene Corp. (ADR)	1,400,000	33,138
Gold Fields Ltd.	1,823,000	32,342
		2,947,817

CONSUMER DISCRETIONARY — 7.80%
Lowe’s Companies, Inc.	15,760,000	442,226
Target Corp.	7,290,000	402,772
Limited Brands, Inc.	10,815,980	286,515
Best Buy Co., Inc.	3,633,000	194,583
Starbucks Corp.[2]	5,090,000	173,315
Federated Department Stores, Inc.	4,000,000	172,840
Time Warner Inc.	9,000,000	164,070
Toyota Motor Corp.	3,000,000	163,110
Carnival Corp., units	3,200,000	150,496
Walt Disney Co.	4,000,000	123,640
Sony Corp.	3,000,000	121,443
Magna International Inc., Class A	1,199,300	87,585
Nikon Corp.	3,977,000	82,181
American Brands, Inc.	1,000,000	75,110
McDonald’s Corp.	1,700,000	66,504
News Corp., Class A	2,400,000	47,160
General Motors Corp.	300,000	9,978
		2,763,528

CONSUMER STAPLES — 6.73%
Altria Group, Inc.	10,474,800	801,846
Coca-Cola Co.	5,300,000	236,804
Diageo PLC	11,239,200	198,447
Diageo PLC (ADR)	15,200	1,080
PepsiCo, Inc.	2,900,000	189,254
Kirin Brewery Co., Ltd.	10,132,000	135,316
Procter & Gamble Co.	2,029,000	125,757
C&C Group PLC	8,469,251	115,069
SYSCO Corp.	3,200,000	107,040
ConAgra Foods, Inc.	4,000,000	97,920
Bunge Ltd.	1,302,000	75,451
Avon Products, Inc.	2,280,000	69,905
CVS Corp.	2,000,000	64,240
General Mills, Inc.	904,200	51,178
Goodman Fielder Ltd.	31,711,000	51,098
Walgreen Co.	800,000	35,512
SUPERVALU INC.	1,026,500	30,436
		2,386,353

TELECOMMUNICATION SERVICES — 5.09%
AT&T Inc.	13,173,536	428,930
KDDI Corp.	61,000	380,217
Verizon Communications Inc.	6,500,000	241,345
BellSouth Corp.	5,100,000	218,025
Sprint Nextel Corp., Series 1	10,700,000	183,505
Vodafone Group PLC	53,812,500	123,111
Qwest Communications International Inc.[2]	13,000,000	113,360
Telefónica, SA	3,068,000	53,205
Inmarsat PLC	7,000,000	49,779
Embarq Corp.	270,000	13,060
		1,804,537

UTILITIES — 3.80%
Dominion Resources, Inc.	3,390,000	259,301
Questar Corp.	3,000,000	245,310
Exelon Corp.	3,165,000	191,609
Veolia Environnement	2,800,000	169,114
Duke Energy Corp.	4,014,000	121,223
E.ON AG	800,000	94,871
Electricité de France SA	1,334,000	74,124
Public Service Enterprise Group Inc.	1,000,000	61,190
FPL Group, Inc.	1,050,000	47,250
PPL Corp.	1,280,700	42,135
Tokyo Gas Co., Ltd.	6,025,000	30,207
Entergy Corp.	150,000	11,734
		1,348,068

MISCELLANEOUS — 0.90%
Other common stocks in initial period of acquisition		318,605

Total common stocks (cost: $23,723,410,000)		32,302,939

Convertible securities — 0.14%	Shares or principal amount

MATERIALS — 0.11%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	31,000	38,938

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010	€6,000,000	10,553

Total convertible securities (cost: $38,026,000)		49,491

	Principal amount	Market value
Bonds & notes — 0.04%	(000)	(000)

INDUSTRIALS — 0.04%
Southwest Airlines Co. 5.25% 2014	$15,000	$14,660

Total bonds & notes (cost: $14,969,000)		14,660

Short-term securities — 8.48%

Federal Home Loan Bank 5.145%-5.265% due 10/4-12/1/2006	446,034	444,157
Freddie Mac 5.075%-5.155% due 10/17/2006-1/31/2007	249,100	246,930
CAFCO, LLC 5.27%-5.36% due 10/3-10/19/2006[1]	126,000	125,853
Citigroup Funding Inc. 5.26% due 11/17/2006	55,000	54,632
Ciesco LLC 5.25% due 11/7/2006[1]	50,000	49,725
Variable Funding Capital Corp. 5.25% due 10/5-10/24/2006[1]	195,100	194,726
Clipper Receivables Co., LLC 5.25%-5.26% due 10/13-12/1/2006[1]	195,000	194,191
Wal-Mart Stores Inc. 5.20%-5.22% due 10/17-12/19/2006[1]	183,630	182,116
Ranger Funding Co. LLC 5.26%-5.27% due 10/6-11/6/2006[1]	159,000	158,457
Bank of America Corp. 5.235% due 12/6/2006	11,200	11,094
Park Avenue Receivables Co., LLC 5.22%-5.26% due 10/12-12/12/2006[1]	78,959	78,531
Preferred Receivables Funding Corp. 5.24%-5.25% due 10/19-11/14/2006[1]	66,300	66,016
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-11/29/2006[1]	138,554	138,190
Fannie Mae 5.11%-5.15% due 11/1-12/27/2006	136,100	134,870
Edison Asset Securitization LLC 5.25% 10/20-12/18/2006[1]	93,077	92,596
International Lease Finance Corp. 5.21%-5.23% due 10/26-11/17/2006	80,000	79,634
E.I. duPont de Nemours and Co. 5.20%-5.205% due 10/24-10/31/2006[1]	69,617	69,336
3M Co. 5.19% due 10/17-11/27/2006	60,000	59,707
BellSouth Corp. 5.22%-5.23% due 11/3-11/9/2006[1]	56,100	55,809
Concentrate Manufacturing Co. of Ireland 5.19%-5.21% due 10/23-10/27/2006[1]	52,700	52,516
Triple-A One Funding Corp. 5.25% due 10/10-10/12/2006[1]	47,400	47,322
IBM Capital Inc. 5.20% due 12/7/2006[1]	47,000	46,547
Gannett Co. 5.19%-5.22% due 10/13-11/21/2006[1]	46,624	46,472
United Parcel Service Inc. 5.17%-5.19% due 10/6--10/31/2006	43,400	43,270
International Bank for Reconstruction and Development 5.14% due 10/20/2006	41,800	41,680
Colgate-Palmolive Co. 5.19% due 10/27/2006[1]	38,500	38,350
HSBC Finance Corp. 5.21% due 11/3/2006	35,000	34,823
FCAR Owner Trust I 5.27% due 11/17/2006	30,000	29,789
Abbott Laboratories 5.22% due 10/31/2006[1]	26,600	26,481
Scripps (E.W.) Co. 5.22% due 10/26/2006[1]	25,000	24,906
AT&T Inc. 5.26% due 10/27/2006[1]	25,000	24,901
Kimberly-Clark Worldwide Inc. 5.20% due 10/10/2006[1]	22,750	22,717
Pitney Bowes Inc. 5.20% due 10/10/2006[1]	20,000	19,971
NetJets Inc. 5.18% due 11/16/2006[1]	20,000	19,865
UnionBanCal Commercial Funding Corp. 5.24% due 11/21/2006	20,000	19,849
Harley-Davidson Funding Corp. 5.20% due 11/22/2006[1]	10,500	10,420
Estée Lauder Companies Inc. 5.22% due 10/12/2006[1]	10,000	9,983
Hershey Co. 5.20% due 11/14/2006[1]	5,500	5,464
Atlantic Industries 5.21% due 10/02/2006[1]	4,100	4,099

Total short-term securities (cost: $3,005,878,000)		3,005,995

Total investment securities (cost: $26,782,283,000)		35,373,085
Other assets less liabilities		69,350

Net assets		$35,442,435

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,047,023,000, which represented 5.78% of the net assets of the fund.
2Security did not produce income during the last 12 months.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,993,808
Gross unrealized depreciation on investment securities	(413,457)
Net unrealized appreciation on investment securities	8,580,351
Cost of investment securities for federal income tax purposes	26,792,734

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-910-1106-S6830

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2006